[INVESTORS BANK & TRUST COMPANY LETTERHEAD]

May 2, 2002

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     LSA Variable Series Trust (the "Trust")
        File No.  333-80845, 811-09379

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certfication that the prospectuses and statement of additional information for the Trust dated May 1, 2002, do not differ from those contained in Post-Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2002.

     Please do not hesitate to contact the undersigned at (617) 937-4652 if you have any questions.

Yours truly,

/S/ Cynthia Surprise

Cynthia Surprise


cc:  Jeanette J. Donahue